CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 15,051	$ 11,222
Other financial assets	25,887	28,324
Accounts receivable and other	30,218	28,512
Inventory	8,458	11,412
Assets classified as held for sale	10,291	2,489
Equity accounted investments	68,310	59,124
Investment properties	103,665	124,152
Property, plant and equipment	153,019	147,617
Intangible assets	36,072	38,994
Goodwill	35,730	34,911
Deferred income tax assets	3,723	3,338
Total assets	490,424	490,095
Liabilities and Equity
Corporate Borrowings	14,232	12,160
Accounts payable and other	55,502	58,893
Liabilities associated with assets classified as held for sale	4,721	118
Non-recourse borrowings of managed entities	220,560	221,550
Deferred income tax liabilities	25,267	24,987
Subsidiary equity obligations	4,759	4,145
Equity [abstract]
Equity	165,383	168,242
Total liabilities and equity	$ 490,424	490,095
Document Fiscal Year Focus	2024
Non-controlling interests
Equity [abstract]
Equity	$ 119,406	122,465
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,103	4,103
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,017	5,147
Common shares | Non-controlling interests
Equity [abstract]
Equity	114,389	117,318
Common shares | Common equity
Equity [abstract]
Equity	$ 41,874	$ 41,674